Repayment of Principal Amount of Long Term Debts (Detail) - Dec. 31, 2020 - Long Term Debt ¥ in Millions, $ in Millions	CNY (¥)	USD ($)
Long Term Debt Maturities Repayments Of Principal [Line Items]
2021	¥ 7,465	$ 1,144
2022	10,766	1,650
2023	6,525	1,000
2024	5,546	850
2025	7,178	1,100
Thereafter	¥ 18,596	$ 2,850